Cover	9 Months Ended
Nov. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Registrant Name	SHOREPOWER TECHNOLOGIES, INC.
Entity Central Index Key	0000764630
Entity Tax Identification Number	06-1120072
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Suite 160
Entity Address, Address Line Two	Hillsboro
Entity Address, Address Line Three	OR
Entity Address, City or Town	97124
Entity Address, Postal Zip Code	Hillsboro
City Area Code	(509)
Local Phone Number	892-7345
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Mar. 18, 2024
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 160
Entity Address, Address Line Two	5291 NE Elam Young Pkwy.
Entity Address, City or Town	Hillsboro
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97124
Contact Personnel Name	Jeff Kim